Cover Page	Oct. 31, 2025
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Oct. 31, 2025
Entity Registrant Name	PLAINS ALL AMERICAN PIPELINE LP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14569
Entity Tax Identification Number	76-0582150
Entity Address, Address Line One	333 Clay Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	646-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Units
Trading Symbol	PAA
Security Exchange Name	NASDAQ
Entity Central Index Key	0001070423
Amendment Flag	true
Amendment Description	On November 6, 2025, Plains All American Pipeline, L.P. (“PAA” or the “Registrant”) filed a Current Report on Form 8-K (the “Original Filing”) to report that on October 31, 2025, pursuant to that certain definitive Purchase and Sale Agreement (the “PSA”) entered into on August 30, 2025 by and among a wholly-owned subsidiary (the “Buyer”) of PAA, and subsidiaries of Diamondback Energy, Inc. and Kinetik Holdings Inc. (collectively, the “Sellers”), Buyer completed the purchase from Sellers of an aggregate 55% non-operated equity interest in EPIC Crude Holdings, LP (“EPIC Crude Holdings”), the entity that owns and operates the EPIC Crude Oil Pipeline (the “EPIC Pipeline”), and an aggregate 55% of the membership interests in EPIC Crude Holdings GP, LLC (“EPIC GP”), the general partner of EPIC Crude Holdings (the “EPIC 55% Transaction”).Effective November 1, 2025, in a separate transaction from the EPIC 55% Transaction, Buyer also completed the purchase of the remaining 45% equity interest in EPIC Crude Holdings and the remaining 45% of the membership interests in EPIC GP from a subsidiary of Ares Management LLC (the “Ares Seller”) pursuant to that certain definitive Equity Purchase Agreement among Buyer and the Ares Seller (the “EPIC 45% Transaction,” and, together with the EPIC 55% Transaction, the “Transactions”). As a result of the Transactions, PAA now indirectly owns 100% of the equity interests in EPIC Crude Holdings and 100% of the membership interests in EPIC GP and will serve as operator of record of the EPIC Pipeline.This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Original Filing to provide the financial statements of EPIC Crude Holdings, LP and the pro forma financial information of PAA required by Items 9.01(a) and 9.01(b) of Form 8-K. No other modifications to the Original Filing are being made by this Amendment.